N-2	Jun. 27, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001124959
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-219011
Investment Company Act File Number	811-10223
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	12
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	53
Entity Registrant Name	VOYA CREDIT INCOME FUND
Entity Address, Address Line One	7337 E. Doubletree Ranch Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
City Area Code	800
Local Phone Number	992-0180
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jun. 28, 2024
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class	Class A	Class C	Class I	Class W
Shareholder Transaction Expenses
Maximum sales charge on your investment (as a percentage of offering price) 1	2.50% 2	None	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None	None
Early Withdrawal Charge	None 3	1.00% 3	None	None
Exchange Fee	None	None	None	None
Annual Expenses (as a percentage of average net assets attributable to Common Shares)
Management Fees 4	1.07%	1.07%	1.07%	1.07%
Service Fee	0.25%	0.25%	None	None
Distribution Fee 5	None	0.50%	None	None
Interest Expense on Borrowed Funds	2.38%	2.38%	2.38%	2.38%
Other Operating Expenses 6	0.50%	0.50%	0.50%	0.50%
Total Annual Expenses	4.20%	4.70%	3.95%	3.95%
Fee Waivers/Reimbursements/Recoupment 7	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Net Annual Expenses 8	3.89%	4.39%	3.64%	3.64%
1
The Distributor will pay a dealer reallowance for Class A Common Shares from the sales charge. The Distributor will pay a sales commission for Class C Common Shares to authorized dealers from its own assets.
2
Reduced for purchases of $100,000 and over for Class A Common Shares, please see
“
Sales Charges.
”
3
There is no front-end sales charge if you purchase Class A Common Shares in the amount of $500,000 or more. Class A Common Shares purchased in an amount of $500,000 or more are subject to a 1.00% EWC if repurchased by the Fund within 12 months of purchase. Class C Common Shares repurchased by the Fund within the first year after purchase will incur a 1.00% EWC. See
“
Sales Charges - Early Withdrawal Charge.
”
No EWC will be charged on redemptions that are due to the closing of shareholder accounts having a value of less than $1,000.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Class	Class A	Class C	Class I	Class W
Shareholder Transaction Expenses
Maximum sales charge on your investment (as a percentage of offering price) 1	2.50% 2	None	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None	None
Early Withdrawal Charge	None 3	1.00% 3	None	None
Exchange Fee	None	None	None	None
Annual Expenses (as a percentage of average net assets attributable to Common Shares)
Management Fees 4	1.07%	1.07%	1.07%	1.07%
Service Fee	0.25%	0.25%	None	None
Distribution Fee 5	None	0.50%	None	None
Interest Expense on Borrowed Funds	2.38%	2.38%	2.38%	2.38%
Other Operating Expenses 6	0.50%	0.50%	0.50%	0.50%
Total Annual Expenses	4.20%	4.70%	3.95%	3.95%
Fee Waivers/Reimbursements/Recoupment 7	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Net Annual Expenses 8	3.89%	4.39%	3.64%	3.64%
4
Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 0.80% of the Fund's Managed Assets. For the description of
“
Managed
Assets,
”
please see
“
Description of the Fund – Investment Adviser/Sub-Adviser
”
earlier in this Prospectus.
5
Because the distribution fees payable by Class C Common Shares may be considered an asset-based sales charge, long-term shareholders in that class of the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Financial Industry Regulatory Authority.
6
Other Operating Expenses are estimated amounts for the current fiscal year.
7
The Investment Adviser is contractually obligated to limit expenses of the Fund through
July 1, 2025
to the following: Class A Common Shares - 0.90% of Managed Assets plus 0.45% of average daily net assets; Class C Common Shares - 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I Common Shares - 0.90% of
Managed Assets plus 0.20% of average daily net assets; and Class W Common Shares - 0.90% of Managed Assets plus 0.20% of average daily net assets. The obligation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The Investment Adviser is contractually obligated to further limit expenses of the Fund through
July 1, 2025
to the following: Class A Common Shares - 0.80% of Managed Assets plus 0.45% of average daily net assets; Class C Common
Shares - 0.80% of Managed Assets plus 0.95% of average daily net assets; Class I Common Shares - 0.80% of Managed Assets plus 0.20% of average daily net assets; and
Class W Common Shares - 0.80% of Managed Assets plus 0.20% of average daily net assets. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s Board.
8
If the expenses of the Fund are calculated on the Managed Assets of the Fund (assuming that the Fund has used leverage by borrowing an amount equal to 25% of the Fund’s
Managed Assets), the Net Annual Expenses for the Fund would be lower than the expenses shown in the table. Such lower Net Annual Expense ratios would be as follows:
2.99
%,
3.49
%,
2.74
%, and
2.74
% for Class A, Class C, Class I, and Class W shares, respectively.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Examples
The following Examples show the amount of the expenses that an investor in the Fund would bear on a $1,000 investment in the Fund that is held for the different time periods in the table. In the first table, it is assumed that the $1,000 remains invested over the entire 10-year period. As a result, no EWCs are included in the listed expense amounts.
The second table assumes that the $1,000 investment is tendered and repurchased at the end of each period shown.
As a result, EWCs are imposed on certain of those repurchases.
The Examples assume that all dividends and other distributions are reinvested at NAV and that the percentage amounts listed under Net Annual Expenses in the previous table remain the same in the years shown (except that the Fee
Waivers/Reimbursements only apply for the first year). The tables and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's Common Shares.
For more complete descriptions of certain of the Fund's costs and expenses, see
“
Classes of Shares,
”
“
Sales Charges,
”
and
“
Investment Management and Other Service Providers.
”

Example #1 — No Repurchases	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and borrowings by the Fund in an amount equal to 25% of its Managed Assets.
Class A Common Shares	$64	151	241	481
Class C Common Shares	$47	149	253	527
Class I Common Shares	$37	120	206	436
Class W Common Shares	$37	120	206	436

Example #2 — With Repurchases at Period End	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return, borrowings by the
Fund in an amount equal to 25% of its Managed Assets, and the tender and repurchase of the entire investment at the end of each period shown.

Class A Common Shares	$64	151	241	481
Class C Common Shares	$57	149	253	527
Class I Common Shares	$37	120	206	436
Class W Common Shares	$37	120	206	436
The purpose of each table is to assist you in understanding the various costs and expenses that an investor in the
Fund will bear directly or indirectly. See
“
Classes of Shares - Choosing a Share Class.
”
The foregoing Examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]
This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The cost you pay to invest in the Fund varies depending upon which class of Common
Shares you purchase. In accordance with SEC requirements, the table below shows the expenses of the Fund, including interest expense on borrowings, as a percentage of the average net assets of the Fund and not as a percentage of gross assets or Managed Assets. By showing expenses as a percentage of the average net assets, expenses are not expressed as a percentage of all of the assets that are invested for the Fund. The table below assumes that the Fund has borrowed an amount equal to 25% of its Managed Assets. For information about the Fund’s expense ratios if the
Fund had not borrowed, see
“
Risk Factors and Special Considerations - Annual Expenses Without Borrowings.
”
Investors
investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Other Expenses, Note [Text Block]	Other Operating Expenses are estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND POLICIES
Investment Objective
The Fund's investment objective is to provide investors with a high level of monthly income
. The investment objective
is fundamental and may not be changed without a majority vote of the shareholders of the Fund. See
“
Description of
the Fund – Fundamental and Non-Fundamental Investment Policies of the Fund
”
later in this Prospectus. The Fund
seeks to achieve this investment objective by investing in the types of assets described below:
The Fund allocates its assets among a broad range of credit sectors, including corporate debt securities, loans, high yield debt securities, and collateralized loan obligations. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in floating-rate obligations, fixed-income securities, and derivative instruments intended to provide economic exposure to such credit sectors. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.
Fundamental Policies
1.
Industry Concentration.
The Fund may invest in any industry. The Fund may not invest more than 25% of its total assets, measured at the time of investment, in any single industry.
2.
Borrower Diversification.
The Fund is diversified, as such term is defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issues or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). The Fund will consider the borrower on a loan, including a loan participation, to be the issuer of such loan. With respect to no more than 25% of its total assets, the Fund may make investments that are not subject to the foregoing restrictions.
These fundamental policies may only be changed with approval by a majority of all shareholders. See
“
Description of
the Fund – Fundamental and Non-Fundamental Investment Policies of the Fund
”
later in this Prospectus.
Investment Policies
The Investment Adviser and Sub-Adviser follow certain investment policies set by the Fund's Board. Some of those policies are set forth below. Please refer to the SAI for additional information on these and other investment policies.
Use of Leverage.
The Fund may borrow money and issue Preferred Shares to the fullest extent permitted by the 1940
Act. See
“
Investment Objective and Policies - Policy on Borrowing
”
and
“
Investment Objective and Policies - Policy on
Issuance of Preferred Shares.
”
Policy on Borrowing
The Fund has a policy of borrowing for investment purposes. The Fund seeks to use proceeds from borrowing to acquire loans and other investments which pay interest at a rate higher than the rate the Fund pays on borrowings. Accordingly, borrowing has the potential to increase the Fund's total income available to holders of its Common Shares. The Fund may also borrow to finance the repurchase of its Common Shares or to meet cash requirements.
The Fund may issue notes, commercial paper, or other evidences of indebtedness and may be required to secure repayment by mortgaging, pledging, or otherwise granting a security interest in the Fund's assets. The terms of any such borrowings will be subject to the provisions of the 1940 Act and they will also be subject to the more restrictive terms of any credit agreements relating to borrowings and, to the extent the Fund seeks a rating for borrowings, to additional guidelines imposed by rating agencies, which are expected to be more restrictive than the provisions of the 1940 Act. The Fund is permitted to borrow an amount up to 33
 1
∕
3
%, or such other percentage permitted by law,
of its total assets (including the amount borrowed) less all liabilities other than borrowings. See
“
Risk Factors and
Special Considerations - Leverage
”
and
“
Risk Factors and Special Considerations - Restrictive Covenants and 1940
Act Restrictions.
”
Policy on Issuance of Preferred Shares
The Fund has a policy which permits it to issue Preferred Shares for investment purposes. The Fund seeks to use the proceeds from Preferred Shares to acquire loans and other investments which pay interest at a rate higher than the dividends payable on Preferred Shares. The terms of the issuance of
Preferred
Shares are subject to the 1940 Act
and to additional guidelines imposed by rating agencies, which are more restrictive than the provisions of the 1940
Act. Under the 1940 Act, the Fund may issue Preferred Shares so long as immediately after any issuance of Preferred
Shares the value of the Fund's total assets (less all Fund liabilities and indebtedness that is not senior indebtedness)
is at least twice the amount of the Fund's senior indebtedness plus the involuntary liquidation preference of all outstanding
Preferred Shares. See
“
Risk Factors and Special Considerations - Leverage.
”
As of June 6, 2024 the Fund had
no
Preferred Shares outstanding.

Risk Factors [Table Text Block]
Principal Risks
Company:
 The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
Covenant-Lite Loans:
 Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered
“
covenant-lite
”
loans. Covenant-lite
refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability
to
renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions.
Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments
as compared to investments in, or
exposure to, loans with additional or more conventional covenants.
Credit:
 The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
Asset-backed (including
mortgage-backed) securities that are not issued by U.S. government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.
Credit Default Swaps:
 The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the
“
par value
”
(full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap.
Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Credit Facility:
The Fund has a policy of borrowing for cash management and liquidity purposes and for the purpose of investment.
The Fund currently is a party to a credit facility with
The Bank of Nova Scotia
that permits the Fund to borrow up to an aggregate
amount of $
40
million. There is no guarantee that the Fund will continue to be a party to a credit facility or a party to a credit facility upon similar terms and conditions as currently in place for the Fund. In such cases, the Fund may be limited in its ability to utilize leverage for investment purposes and this may negatively impact performance. The lender under the credit facility has a security interest in all assets of the Fund. As of June 6, 2024 the Fund had $
20.0
million in outstanding borrowings
under its credit facility.
Interest is payable on the amounts borrowed under the credit facility at a benchmark rate or the federal funds rate, plus a facility fee on unused commitments. Under the credit facility, the lender has the right to liquidate Fund assets in the event of default by the Fund, and the Fund may be prohibited from paying dividends in the event of a material adverse event or condition regarding the Fund, Investment Adviser, or Sub-Adviser until outstanding debts are paid or until the event or condition is cured.
Credit (Loans):
Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund's investments in U.S. dollar-denominated floating rate secured senior loans are expected to be rated below investment grade. Below investment grade loans commonly known as high-yielding, high risk investments or as
“
junk
”
investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the net asset value will decrease.
Currency:
To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Demand for Loans:
An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to the
Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the
Fund’s net asset value to decline and reduce the liquidity of the Fund’s loan holdings.
Derivative Instruments:
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss
due to changes
in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Duration:
One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration measures the average life of a bond on a present value basis by incorporating into one measure a bond’s yield, coupons, final maturity and call features. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately
8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.
Floating Rate Loans:
In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan
(which can include certain bank loans), the Fund will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933,
as amended,
and the Securities Exchange Act of 1934,
as amended,
because loans
may not be considered
“
securities
”
under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations, and may limit the ability of the
Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Foreign (Non-U.S.) Investments:
Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets;
differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt;
and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign (Non-U.S.) and Non-Canadian Issuers:
Investment in foreign (non-U.S.) borrowers involves special risks, including that foreign (non-U.S.) borrowers may be subject to: less rigorous regulatory, accounting, and reporting requirements than
U.S. borrowers; differing legal systems and laws relating to creditors’ rights; the potential inability to enforce legal judgments;
economic adversity that would result if the value of the borrower’s foreign (non-U.S.) dollar denominated revenues and assets were to fall because of fluctuations in currency values; and the potential for political, social, and economic adversity in the foreign (non-U.S.) borrower’s country.
High-Yield Securities:
Lower-quality securities (including securities that are or have fallen below investment grade and are classified as
“
junk bonds
”
or
“
high-yield securities
”
) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Interest in Loans:
The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether.
A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate:
Changes in short-term market interest rates will directly affect the
yield on Common Shares. If short-term
market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in
the
Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this Prospectus, the United States has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential changes in government policy may affect interest rates.
Interest Rate for Floating Rate Loans:
Changes in short-term market interest rates will directly affect the yield on investments in floating rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the Fund’s portfolio are subject to floors on the secured overnight funding rate (
“
SOFR
”
) base rate on
which interest is calculated for such loans (a
“
benchmark floor
”
). So long as the base rate for a loan remains under the
applicable benchmark floor, changes in short-term market interest rates will not affect the yield on such loans. In addition, to the extent that changes in market interest rates are reflected not in a change to a base rate such as SOFR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Prospectus, the U.S has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential future changes in government policy may affect interest rates.
Interest Rate Swaps:
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows for a specified period of time based upon or calculated by reference to a specified interest rate(s) for a specified amount.
Interest rate swaps involve the risk that changes in market conditions may affect the value of the contract or the cash flows, and the possible inability or unwillingness of the counterparty to fulfill its obligations under the agreement. An interest rate swap arrangement may not fully offset adverse changes in interest rates. Interest rate swaps are also subject to liquidity risk and interest rate risk.
Leverage:
The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the
Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Investment Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Investment Adviser an incentive to utilize leverage. The Fund is subject to
certain restrictions
imposed by lenders to the Fund and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Fund by the 1940 Act. These restrictions could impede the manager from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. As of June 6, 2024 the
Fund had $
20.0
million in outstanding borrowings under its credit facility.
Limited Liquidity For Investors:
The Fund does not repurchase its shares on a daily basis and no market for the Common
Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.
Limited Secondary Market for Loans:
Because of the limited secondary market for loans, the Fund may be limited in its ability to sell loans in its portfolio in a timely fashion and/or at a favorable price. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its repurchase obligations and may increase the amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Liquidity:
If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
Certain
securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars.
Market:
The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
Market Disruption and Geopolitical:
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)
economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the
Fund and of the Fund’s service providers.
Other Investment Companies:
The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the
Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Prepayment and Extension:
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Loans
typically have a 6-12 month call protection and may be prepaid partially or in full after the call protection period without penalty.
Securities Lending:
Securities lending involves two primary risks:
“
investment risk
”
and
“
borrower default risk.
”
When lending
securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage.
The use of
leverage
may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile.
The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
Special Situations:
A
“
special situation
”
arises when, in a manager’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations investments often involve much greater risk than is inherent in ordinary investments. Investments in special situation companies may not appreciate and the Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.
Temporary Defensive Positions:
When market conditions make it advisable, the Fund may hold a portion of its assets in cash and short-term interest bearing instruments. Moreover, in periods when, in the opinion of the manager, a temporary defensive position is appropriate, up to 100% of the Fund’s assets may be held in cash, short-term interest bearing instruments and/or any other securities the manager considers consistent with a temporary defensive position. The Fund may not achieve its investment objective when pursuing a temporary defensive position.
Valuation of Loans:
The Fund values its assets every day the New York Stock Exchange is open for regular trading. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the
Fund
. Reliable
market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.
When-Issued, Delayed Delivery, and Forward Commitment
Transactions
:
When-issued, delayed delivery, and forward commitment
transactions involve the risk that the security the Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing
the Fund to be
more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Effects of Leverage [Text Block]
Effect of Leverage
To cover the annual interest payments on the borrowings for the current fiscal year (assuming that the current rate remains in effect for the entire fiscal year and assuming that the Fund borrows an amount equal to 25% of its Managed
Assets as of June 6, 2024) the Fund would need to experience an annual return of
1.62
% on its portfolio (including
the assets purchased with the assumed leverage) to cover such annual interest.
The following table is designed to illustrate the effect on return to a holder of the Fund's Common Shares of the leverage created by the Fund's use of borrowing, using the average annual interest rate of
7.15
% for the fiscal year
ended February 29, 2024, assuming the Fund has used leverage by borrowing an amount equal to 25% of the Fund's
Managed Assets and assuming hypothetical annual returns on the Fund's portfolio of minus 10% to plus 10%. As can be seen, leverage generally increases the return to shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return, net of expenses 1	- 10%	- 5%	0%	5%	10%
Corresponding Return to Common Shareholders 2	-15.72%	-9.05%	-2.38%	4.28%	10.95%
1
The Assumed Portfolio Return is required by regulation of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.
2
In order to compute the Corresponding Return to Common Shares Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund's assets at the beginning of the Fund's fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund's net assets attributable to Common Shares as of the beginning of the fiscal year to determine the Corresponding Return to Common Shareholders.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return, net of expenses 1	- 10%	- 5%	0%	5%	10%
Corresponding Return to Common Shareholders 2	-15.72%	-9.05%	-2.38%	4.28%	10.95%
1
The Assumed Portfolio Return is required by regulation of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.
2
In order to compute the Corresponding Return to Common Shares Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund's assets at the beginning of the Fund's fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund's net assets attributable to Common Shares as of the beginning of the fiscal year to determine the Corresponding Return to Common Shareholders.

Return at Minus Ten [Percent]	(15.72%)	[1]
Return at Minus Five [Percent]	(9.05%)	[1]
Return at Zero [Percent]	(2.38%)	[1]
Return at Plus Five [Percent]	4.28%	[1]
Return at Plus Ten [Percent]	10.95%	[1]
Effects of Leverage, Purpose [Text Block]
The following table is designed to illustrate the effect on return to a holder of the Fund's Common Shares of the leverage created by the Fund's use of borrowing, using the average annual interest rate of
7.15
% for the fiscal year
ended February 29, 2024, assuming the Fund has used leverage by borrowing an amount equal to 25% of the Fund's
Managed Assets and assuming hypothetical annual returns on the Fund's portfolio of minus 10% to plus 10%. As can be seen, leverage generally increases the return to shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Status of Shares
The following table sets forth information about the Fund's outstanding Common Shares as of June 6, 2024:

Title of Class	Number Authorized	Number Held By the Fund or for its Own Account	Number Outstanding
Class A Common Shares	Unlimited	0	10,274,029.217
Class C Common Shares	Unlimited	0	444,231.714
Class I Common Shares	Unlimited	0	730,442.925
Class W Common Shares	Unlimited	0	320,955.397

Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Company:
 The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.

CovenantLite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans:
 Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered
“
covenant-lite
”
loans. Covenant-lite
refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability
to
renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions.
Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments
as compared to investments in, or
exposure to, loans with additional or more conventional covenants.

Credits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit:
 The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
Asset-backed (including
mortgage-backed) securities that are not issued by U.S. government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.

Credit Default Swaps [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps:
 The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the
“
par value
”
(full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap.
Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.

Credit Facility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Facility:
The Fund has a policy of borrowing for cash management and liquidity purposes and for the purpose of investment.
The Fund currently is a party to a credit facility with
The Bank of Nova Scotia
that permits the Fund to borrow up to an aggregate
amount of $
40
million. There is no guarantee that the Fund will continue to be a party to a credit facility or a party to a credit facility upon similar terms and conditions as currently in place for the Fund. In such cases, the Fund may be limited in its ability to utilize leverage for investment purposes and this may negatively impact performance. The lender under the credit facility has a security interest in all assets of the Fund. As of June 6, 2024 the Fund had $
20.0
million in outstanding borrowings
under its credit facility.
Interest is payable on the amounts borrowed under the credit facility at a benchmark rate or the federal funds rate, plus a facility fee on unused commitments. Under the credit facility, the lender has the right to liquidate Fund assets in the event of default by the Fund, and the Fund may be prohibited from paying dividends in the event of a material adverse event or condition regarding the Fund, Investment Adviser, or Sub-Adviser until outstanding debts are paid or until the event or condition is cured.

Credit (Loans) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit (Loans):
Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund's investments in U.S. dollar-denominated floating rate secured senior loans are expected to be rated below investment grade. Below investment grade loans commonly known as high-yielding, high risk investments or as
“
junk
”
investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the net asset value will decrease.

Currency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency:
To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Demand for Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Demand for Loans:
An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to the
Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the
Fund’s net asset value to decline and reduce the liquidity of the Fund’s loan holdings.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivative Instruments:
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss
due to changes
in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.

Duration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration:
One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration measures the average life of a bond on a present value basis by incorporating into one measure a bond’s yield, coupons, final maturity and call features. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately
8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.

Floating Rate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating Rate Loans:
In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan
(which can include certain bank loans), the Fund will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933,
as amended,
and the Securities Exchange Act of 1934,
as amended,
because loans
may not be considered
“
securities
”
under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations, and may limit the ability of the
Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.

Foreign (NonU.S.) Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign (Non-U.S.) Investments:
Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets;
differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt;
and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Foreign (NonU.S.) and NonCanadian Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign (Non-U.S.) and Non-Canadian Issuers:
Investment in foreign (non-U.S.) borrowers involves special risks, including that foreign (non-U.S.) borrowers may be subject to: less rigorous regulatory, accounting, and reporting requirements than
U.S. borrowers; differing legal systems and laws relating to creditors’ rights; the potential inability to enforce legal judgments;
economic adversity that would result if the value of the borrower’s foreign (non-U.S.) dollar denominated revenues and assets were to fall because of fluctuations in currency values; and the potential for political, social, and economic adversity in the foreign (non-U.S.) borrower’s country.

HighYield Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield Securities:
Lower-quality securities (including securities that are or have fallen below investment grade and are classified as
“
junk bonds
”
or
“
high-yield securities
”
) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.

Interest in Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest in Loans:
The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether.
A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.

Interest Rate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate:
Changes in short-term market interest rates will directly affect the
yield on Common Shares. If short-term
market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in
the
Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this Prospectus, the United States has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential changes in government policy may affect interest rates.

Interest Rate for Floating Rate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate for Floating Rate Loans:
Changes in short-term market interest rates will directly affect the yield on investments in floating rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the Fund’s portfolio are subject to floors on the secured overnight funding rate (
“
SOFR
”
) base rate on
which interest is calculated for such loans (a
“
benchmark floor
”
). So long as the base rate for a loan remains under the
applicable benchmark floor, changes in short-term market interest rates will not affect the yield on such loans. In addition, to the extent that changes in market interest rates are reflected not in a change to a base rate such as SOFR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Prospectus, the U.S has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential future changes in government policy may affect interest rates.

Interest Rate Swaps [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Swaps:
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows for a specified period of time based upon or calculated by reference to a specified interest rate(s) for a specified amount.
Interest rate swaps involve the risk that changes in market conditions may affect the value of the contract or the cash flows, and the possible inability or unwillingness of the counterparty to fulfill its obligations under the agreement. An interest rate swap arrangement may not fully offset adverse changes in interest rates. Interest rate swaps are also subject to liquidity risk and interest rate risk.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage:
The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the
Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Investment Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Investment Adviser an incentive to utilize leverage. The Fund is subject to
certain restrictions
imposed by lenders to the Fund and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Fund by the 1940 Act. These restrictions could impede the manager from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. As of June 6, 2024 the
Fund had $
20.0
million in outstanding borrowings under its credit facility.

Limited Liquidity For Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Liquidity For Investors:
The Fund does not repurchase its shares on a daily basis and no market for the Common
Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Limited Secondary Market for Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Secondary Market for Loans:
Because of the limited secondary market for loans, the Fund may be limited in its ability to sell loans in its portfolio in a timely fashion and/or at a favorable price. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its repurchase obligations and may increase the amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.

Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity:
If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
Certain
securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars.

Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market:
The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.

Market Disruption and Geopolitical [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical:
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)
economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the
Fund and of the Fund’s service providers.

Other Investment Companie [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies:
The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the
Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.

Prepayment and Extension [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and Extension:
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Loans
typically have a 6-12 month call protection and may be prepaid partially or in full after the call protection period without penalty.

Securities Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending:
Securities lending involves two primary risks:
“
investment risk
”
and
“
borrower default risk.
”
When lending
securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage.
The use of
leverage
may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile.
The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

Special Situations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations:
A
“
special situation
”
arises when, in a manager’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations investments often involve much greater risk than is inherent in ordinary investments. Investments in special situation companies may not appreciate and the Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Temporary Defensive Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Positions:
When market conditions make it advisable, the Fund may hold a portion of its assets in cash and short-term interest bearing instruments. Moreover, in periods when, in the opinion of the manager, a temporary defensive position is appropriate, up to 100% of the Fund’s assets may be held in cash, short-term interest bearing instruments and/or any other securities the manager considers consistent with a temporary defensive position. The Fund may not achieve its investment objective when pursuing a temporary defensive position.

Valuation of Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Loans:
The Fund values its assets every day the New York Stock Exchange is open for regular trading. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the
Fund
. Reliable
market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.

WhenIssued, Delayed Delivery, and Forward Commitment Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Delayed Delivery, and Forward Commitment
Transactions
:
When-issued, delayed delivery, and forward commitment
transactions involve the risk that the security the Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing
the Fund to be
more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	7337 E Doubletree Ranch Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
Contact Personnel Name	Huey P. Falgout, Jr.
Class A Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[2],[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[4]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	1.07%	[5]
Interest Expenses on Borrowings [Percent]	2.38%
Distribution/Servicing Fees [Percent]	0.00%	[6]
Loan Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%	[7]
Total Annual Expenses [Percent]	4.20%
Waivers and Reimbursements of Fees [Percent]	(0.31%)	[8]
Net Expense over Assets [Percent]	3.89%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Common Shares
Outstanding Security, Authorized [Shares] | shares	10,274,029.217
Class C Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[4]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	1.07%	[5]
Interest Expenses on Borrowings [Percent]	2.38%
Distribution/Servicing Fees [Percent]	0.50%	[6]
Loan Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%	[7]
Total Annual Expenses [Percent]	4.70%
Waivers and Reimbursements of Fees [Percent]	(0.31%)	[8]
Net Expense over Assets [Percent]	4.39%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class C Common Shares
Outstanding Security, Authorized [Shares] | shares	444,231.714
Class I Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	1.07%	[5]
Interest Expenses on Borrowings [Percent]	2.38%
Distribution/Servicing Fees [Percent]	0.00%	[6]
Loan Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%	[7]
Total Annual Expenses [Percent]	3.95%
Waivers and Reimbursements of Fees [Percent]	(0.31%)	[8]
Net Expense over Assets [Percent]	3.64%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Common Shares
Outstanding Security, Authorized [Shares] | shares	730,442.925
Class W Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	1.07%	[5]
Interest Expenses on Borrowings [Percent]	2.38%
Distribution/Servicing Fees [Percent]	0.00%	[6]
Loan Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%	[7]
Total Annual Expenses [Percent]	3.95%
Waivers and Reimbursements of Fees [Percent]	(0.31%)	[8]
Net Expense over Assets [Percent]	3.64%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class W Common Shares
Outstanding Security, Authorized [Shares] | shares	320,955.397
Class A Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 64
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	241
Expense Example, Years 1 to 10	481
Class C Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	47
Expense Example, Years 1 to 3	149
Expense Example, Years 1 to 5	253
Expense Example, Years 1 to 10	527
Class I Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	37
Expense Example, Years 1 to 3	120
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	436
Class W Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	37
Expense Example, Years 1 to 3	120
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	436
Class A Common Shares With Repurchases At Period End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	64
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	241
Expense Example, Years 1 to 10	481
Class C Common Shares With Repurchases At Period End End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	57
Expense Example, Years 1 to 3	149
Expense Example, Years 1 to 5	253
Expense Example, Years 1 to 10	527
Class I Common Shares With Repurchases At Period End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	37
Expense Example, Years 1 to 3	120
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	436
Class W Common Shares With Repurchases At Period End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	37
Expense Example, Years 1 to 3	120
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	$ 436
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	Each Common Share of the Fund has one vote and shares equally in dividends and distributions, when and if, declared by the Fund, and in the Fund's net assets upon liquidation.
Security Liquidation Rights [Text Block]	All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Preemptive and Other Rights [Text Block]	There are no preemptive or conversion rights applicable to any of the Common Shares.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Liquidation Rights [Text Block]
In the event
of any voluntary or involuntary liquidation, dissolution, or winding up of the affairs of the Fund, holders of Preferred
Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

[1]	In order to compute the Corresponding Return to Common Shares Shareholders, the Assumed Portfolio Return is multiplied by the total value of the Fund's assets at the beginning of the Fund's fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund's net assets attributable to Common Shares as of the beginning of the fiscal year to determine the Corresponding Return to Common Shareholders.
[2]	Reduced for purchases of $100,000 and over for Class A Common Shares, please see “Sales Charges.”
[3]	The Distributor will pay a dealer reallowance for Class A Common Shares from the sales charge. The Distributor will pay a sales commission for Class C Common Shares to authorized dealers from its own assets.
[4]	There is no front-end sales charge if you purchase Class A Common Shares in the amount of $500,000 or more. Class A Common Shares purchased in an amount of $500,000 or more are subject to a 1.00% EWC if repurchased by the Fund within 12 months of purchase. Class C Common Shares repurchased by the Fund within the first year after purchase will incur a 1.00% EWC. See “Sales Charges - Early Withdrawal Charge.” No EWC will be charged on redemptions that are due to the closing of shareholder accounts having a value of less than $1,000.
[5]	Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 0.80% of the Fund's Managed Assets. For the description of “Managed Assets,” please see “Description of the Fund – Investment Adviser/Sub-Adviser” earlier in this Prospectus.
[6]	Because the distribution fees payable by Class C Common Shares may be considered an asset-based sales charge, long-term shareholders in that class of the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Financial Industry Regulatory Authority.
[7]	Other Operating Expenses are estimated amounts for the current fiscal year.
[8]	The Investment Adviser is contractually obligated to limit expenses of the Fund through July 1, 2025 to the following: Class A Common Shares - 0.90% of Managed Assets plus 0.45% of average daily net assets; Class C Common Shares - 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I Common Shares - 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W Common Shares - 0.90% of Managed Assets plus 0.20% of average daily net assets. The obligation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The Investment Adviser is contractually obligated to further limit expenses of the Fund through July 1, 2025 to the following: Class A Common Shares - 0.80% of Managed Assets plus 0.45% of average daily net assets; Class C Common Shares - 0.80% of Managed Assets plus 0.95% of average daily net assets; Class I Common Shares - 0.80% of Managed Assets plus 0.20% of average daily net assets; and Class W Common Shares - 0.80% of Managed Assets plus 0.20% of average daily net assets. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s Board.
[9]	If the expenses of the Fund are calculated on the Managed Assets of the Fund (assuming that the Fund has used leverage by borrowing an amount equal to 25% of the Fund’s Managed Assets), the Net Annual Expenses for the Fund would be lower than the expenses shown in the table. Such lower Net Annual Expense ratios would be as follows: 2.99%, 3.49%, 2.74%, and 2.74% for Class A, Class C, Class I, and Class W shares, respectively.